LEASES (Schedule of Leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Financial expense	$ 55
Cash paid for amounts included in the measurement of lease liabilities	169
Right of use assets obtained in exchange for new operating lease liabilities	224
Facility [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense:	121
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense:	$ 9